Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Research and development, net	$ 20,882	$ 14,182
Marketing expenses	552	918
General and administrative	5,661	3,856
Total operating loss	27,095	18,956
Financial expenses (income), net	41,439	(315)
Loss before taxes on income	68,534	18,641
Tax on income	218	164
Net loss	$ 68,752	$ 18,805
Net loss per share, basic (in Dollars per share)	$ (0.76)	$ (0.25)
Net loss per share, diluted (in Dollars per share)	$ (0.76)	$ (0.25)
Weighted-average shares used in computing net loss per share, basic (in Shares)	90,330,053	75,452,040
Weighted-average shares used in computing net loss per share, diluted (in Shares)	90,330,053	75,452,040